Earnings Per Share - Anti-dilutive Stock Options (Detail) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Weighted-average shares	156	407	942
Weighted-average exercise price	$ 65.80	$ 59.07	$ 47.04